Goldman Sachs Nasdaq-100 Core Premium Income ETF
Schedule of Investments
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 100.4%
Communication Services – 16.2%
44,258 Alphabet, Inc., Class A $ 7,477,389
42,198 Alphabet, Inc., Class C 7,194,337
2,772 Charter Communications, Inc.,
Class A* 1,100,387
75,387 Comcast Corp., Class A 3,255,964
5,152 Electronic Arts, Inc. 843,228
26,268 Meta Platforms, Inc., Class A 15,086,238
8,359 Netflix, Inc.* 7,412,845
3,401 Take-Two Interactive Software,
Inc.* 640,680
22,762 T-Mobile US, Inc. 5,620,848
8,743 Trade Desk, Inc. (The), Class A* 1,123,913
48,042 Warner Bros Discovery, Inc.* 503,480
50,259,309
Consumer Discretionary – 14.6%
8,597 Airbnb, Inc., Class A* 1,170,138
79,311 Amazon.com, Inc.* 16,487,964
651 Booking Holdings, Inc. 3,386,489
7,524 DoorDash, Inc., Class A* 1,357,931
2,315 Lululemon Athletica, Inc.* 742,328
5,509 Marriott International, Inc.,
Class A 1,592,597
995 MercadoLibre, Inc. (Brazil)* 1,975,244
1,121 O'Reilly Automotive, Inc.* 1,393,650
13,051 PDD Holdings, Inc. ADR
(China)* 1,260,204
6,502 Ross Stores, Inc. 1,006,965
22,202 Starbucks Corp. 2,274,817
36,535 Tesla, Inc.* 12,610,420
45,258,747
Consumer Staples – 5.8%
8,973 Coca-Cola Europacific Partners
PLC (United Kingdom) 696,125
8,666 Costco Wholesale Corp. 8,422,312
26,463 Keurig Dr Pepper, Inc. 864,017
23,597 Kraft Heinz Co. (The) 754,396
26,052 Mondelez International, Inc.,
Class A 1,692,078
19,102 Monster Beverage Corp.* 1,053,093
26,812 PepsiCo, Inc. 4,382,422
17,864,443
Energy – 0.6%
19,399 Baker Hughes Co. 852,586
5,745 Diamondback Energy, Inc. 1,020,255
1,872,841
Financials – 0.6%
19,959 PayPal Holdings, Inc.* 1,731,842
Health Care – 5.5%
10,495 Amgen, Inc. 2,968,720
11,361 AstraZeneca PLC ADR (United
Kingdom) 768,231
2,867 Biogen, Inc.* 460,526
7,815 Dexcom, Inc.* 609,492
8,932 GE HealthCare Technologies,
Inc. 743,321
24,302 Gilead Sciences, Inc. 2,249,879
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
1,621 IDEXX Laboratories, Inc.* $ 683,657
3,112 Illumina, Inc.* 448,595
6,934 Intuitive Surgical, Inc.* 3,758,228
7,533 Moderna, Inc.* 324,371
2,096 Regeneron Pharmaceuticals,
Inc.* 1,572,461
5,037 Vertex Pharmaceuticals, Inc.* 2,357,971
16,945,452
Industrials – 4.7%
7,968 Automatic Data Processing, Inc. 2,445,618
7,884 Cintas Corp. 1,780,128
18,789 Copart, Inc.* 1,191,035
37,831 CSX Corp. 1,382,723
11,189 Fastenal Co. 934,953
12,725 Honeywell International, Inc. 2,964,034
4,201 Old Dominion Freight Line, Inc. 945,813
10,217 PACCAR, Inc. 1,195,389
7,012 Paychex, Inc. 1,025,645
2,767 Verisk Analytics, Inc. 814,079
14,679,417
Information Technology – 49.5%
8,667 Adobe, Inc.* 4,471,565
31,577 Advanced Micro Devices, Inc.* 4,331,575
9,668 Analog Devices, Inc. 2,108,107
1,716 ANSYS, Inc.* 602,488
114,882 Apple, Inc. 27,264,945
16,095 Applied Materials, Inc. 2,811,958
5,768 AppLovin Corp., Class A* 1,942,374
2,421 ARM Holdings PLC ADR* 325,116
1,844 ASML Holding NV (Taiwan) 1,266,109
3,137 Atlassian Corp., Class A* 826,851
4,221 Autodesk, Inc.* 1,232,110
90,442 Broadcom, Inc. 14,658,839
5,332 Cadence Design Systems, Inc.* 1,635,911
2,598 CDW Corp. 457,066
78,622 Cisco Systems, Inc. 4,655,209
9,686 Cognizant Technology Solutions
Corp., Class A 779,626
4,530 Crowdstrike Holdings, Inc.,
Class A* 1,567,244
6,081 Datadog, Inc., Class A* 928,873
14,944 Fortinet, Inc.* 1,420,427
10,804 GLOBALFOUNDRIES, Inc.* 467,273
83,457 Intel Corp. 2,007,141
5,474 Intuit, Inc. 3,512,830
2,610 KLA Corp. 1,688,748
25,332 Lam Research Corp. 1,871,528
16,913 Marvell Technology, Inc. 1,567,666
10,521 Microchip Technology, Inc. 717,217
21,625 Micron Technology, Inc. 2,118,169
56,157 Microsoft Corp. 23,780,243
1,433 MongoDB, Inc.* 462,128
185,346 NVIDIA Corp. 25,624,085
4,977 NXP Semiconductors NV
(China) 1,141,575
8,361 ON Semiconductor Corp.* 594,634
6,317 Palo Alto Networks, Inc.* 2,449,859
21,748 QUALCOMM, Inc. 3,447,710

Goldman Sachs Nasdaq-100 Core Premium Income ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
2,074 Roper Technologies, Inc. $ 1,174,797
11,466 Super Micro Computer, Inc.* 374,250
3,009 Synopsys, Inc.* 1,680,496
17,802 Texas Instruments, Inc. 3,578,736
4,179 Workday, Inc., Class A* 1,044,708
2,968 Zscaler, Inc.* 613,159
153,203,345
Materials – 1.4%
9,330 Linde PLC 4,301,037
Real Estate – 0.2%
8,040 CoStar Group, Inc.* 653,974
Utilities – 1.3%
10,385 American Electric Power Co.,
Inc. 1,037,046
6,126 Constellation Energy Corp. 1,571,687
19,525 Exelon Corp. 772,409
10,898 Xcel Energy, Inc. 790,759
4,171,901
TOTAL COMMON STOCKS
(Cost $281,547,920)
310,942,308
Shares Description Value
a
Exchange-Traded Fund – 0.3%
4,333 Invesco Nasdaq 100 ETF
(Cost $892,751)
$ 909,063
Shares Dividend Rate Value
aa
Investment Company – 0.1%
(a)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
456,887 4.511% 456,887
(Cost $456,887)
TOTAL INVESTMENTS – 100.8%
(Cost $282,897,558)
$ 312,308,258
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.8)%
(2,610,241)
NET ASSETS – 100.0%
$ 309,698,017
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
WRITTEN OPTIONS CONTRACTS
— At November 30, 2024, the Fund had the following written option contracts:
OVER-THE-COUNTER OPTIONS ON EQUITIES
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by
the Fund
Unrealized
Appreciation/
(Depreciation)
Written Option Contracts:
Calls
Invesco QQQ
Trust Series
1
Morgan
Stanley and
Co. $ 507.00 12/30/2024 (725) $ (36,758) $ (757,017) $ (603,744) $ (153,273)
Invesco QQQ
Trust Series
1
Morgan
Stanley and
Co. 507.00 12/23/2024 (790) (40,053) (776,067) (728,182) (47,885)
Invesco QQQ
Trust Series
1
Morgan
Stanley and
Co. 498.00 12/16/2024 (567) (28,237) (838,255) (588,787) (249,468)
Invesco QQQ
Trust Series
1
Morgan
Stanley and
Co. 516.00 12/09/2024 (490) (25,284) (65,691) (460,478) 394,786
Total written option contracts (2,572) $ (130,332) $ (2,437,030) $ (2,381,191) $ (55,840)

Goldman Sachs S&P 500 Core Premium Income ETF
Schedule of Investments
November, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 100.6%
Communication Services – 8.9%
35,884 Alphabet, Inc., Class A $ 6,062,602
29,441 Alphabet, Inc., Class C 5,019,396
43,784 AT&T, Inc. 1,014,037
617 Charter Communications, Inc.,
Class A* 244,927
23,894 Comcast Corp., Class A 1,031,982
1,420 Electronic Arts, Inc. 232,411
893 Fox Corp., Class A 42,078
1,477 Fox Corp., Class B 66,066
2,104 Interpublic Group of Cos., Inc.
(The) 64,824
974 Live Nation Entertainment, Inc.* 134,656
1,511 Match Group, Inc.* 49,470
13,393 Meta Platforms, Inc., Class A 7,691,868
2,629 Netflix, Inc.* 2,331,424
2,433 News Corp., Class A 71,409
444 News Corp., Class B 14,248
1,233 Omnicom Group, Inc. 129,243
3,351 Paramount Global, Class B 36,358
988 Take-Two Interactive Software,
Inc.* 186,120
3,012 T-Mobile US, Inc. 743,783
25,898 Verizon Communications, Inc. 1,148,317
11,143 Walt Disney Co. (The) 1,308,968
14,551 Warner Bros Discovery, Inc.* 152,495
27,776,682
Consumer Discretionary – 10.9%
2,652 Airbnb, Inc., Class A* 360,964
57,269 Amazon.com, Inc.* 11,905,652
1,860 Aptiv PLC* 103,286
101 AutoZone, Inc.* 320,124
1,214 Best Buy Co., Inc. 109,260
214 Booking Holdings, Inc. 1,113,224
1,869 BorgWarner, Inc. 64,144
1,294 Caesars Entertainment, Inc.* 49,806
1,024 CarMax, Inc.* 85,985
6,420 Carnival Corp.* 163,261
8,406 Chipotle Mexican Grill, Inc.* 517,137
1,845 D.R. Horton, Inc. 311,399
722 Darden Restaurants, Inc. 127,267
894 Deckers Outdoor Corp.* 175,188
217 Domino's Pizza, Inc. 103,333
2,957 eBay, Inc. 187,148
775 Expedia Group, Inc.* 143,080
25,269 Ford Motor Co. 281,244
921 Garmin Ltd. 195,805
6,092 General Motors Co. 338,654
855 Genuine Parts Co. 108,354
764 Hasbro, Inc. 49,775
1,546 Hilton Worldwide Holdings, Inc. 391,818
6,152 Home Depot, Inc. (The) 2,640,008
1,982 Las Vegas Sands Corp. 105,165
1,543 Lennar Corp., Class A 269,084
1,584 LKQ Corp. 62,235
3,549 Lowe’s Cos., Inc. 966,854
675 Lululemon Athletica, Inc.* 216,445
1,433 Marriott International, Inc.,
Class A 414,266
4,415 McDonald's Corp. 1,306,884
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
1,535 MGM Resorts International* $ 58,852
318 Mohawk Industries, Inc.* 44,148
7,380 NIKE, Inc., Class B 581,323
2,719 Norwegian Cruise Line Holdings
Ltd.* 73,114
18 NVR, Inc.* 166,240
360 O'Reilly Automotive, Inc.* 447,559
231 Pool Corp. 87,108
1,334 PulteGroup, Inc. 180,450
239 Ralph Lauren Corp. 55,305
2,010 Ross Stores, Inc. 311,289
1,468 Royal Caribbean Cruises Ltd. 358,280
7,015 Starbucks Corp. 718,757
1,496 Tapestry, Inc. 93,171
16,999 Tesla, Inc.* 5,867,375
6,878 TJX Cos., Inc. (The) 864,496
661 Tractor Supply Co. 187,506
303 Ulta Beauty, Inc.* 117,152
570 Wynn Resorts Ltd. 53,797
1,803 Yum! Brands, Inc. 250,509
33,703,280
Consumer Staples – 5.7%
10,633 Altria Group, Inc. 613,949
2,956 Archer-Daniels-Midland Co. 161,398
906 Brown-Forman Corp., Class B 38,125
862 Bunge Global SA 77,356
1,114 Campbell Soup Co. 51,467
1,291 Church & Dwight Co., Inc. 142,178
778 Clorox Co. (The) 130,058
23,939 Coca-Cola Co. (The) 1,534,011
5,240 Colgate-Palmolive Co. 506,341
2,976 Conagra Brands, Inc. 81,989
971 Constellation Brands, Inc., Class
A 233,962
2,711 Costco Wholesale Corp. 2,634,767
1,378 Dollar General Corp. 106,478
1,230 Dollar Tree, Inc.* 87,662
1,555 Estee Lauder Cos., Inc. (The),
Class A 112,147
3,389 General Mills, Inc. 224,555
870 Hershey Co. (The) 153,233
1,361 Hormel Foods Corp. 44,137
650 J M Smucker Co. (The) 76,564
1,704 Kellanova 138,518
11,928 Kenvue, Inc. 287,226
6,945 Keurig Dr Pepper, Inc. 226,754
1,998 Kimberly-Clark Corp. 278,421
5,657 Kraft Heinz Co. (The) 180,854
4,006 Kroger Co. (The) 244,687
839 Lamb Weston Holdings, Inc. 64,804
1,518 McCormick & Co., Inc. 119,026
1,100 Molson Coors Beverage Co.,
Class B 68,266
8,155 Mondelez International, Inc.,
Class A 529,667
4,129 Monster Beverage Corp.* 227,632
8,471 PepsiCo, Inc. 1,384,585
9,634 Philip Morris International, Inc. 1,281,900
14,343 Procter & Gamble Co. (The) 2,571,126

Goldman Sachs S&P 500 Core Premium Income ETF
Schedule of Investments
(continued)
November, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Consumer Staples – (continued)
3,002 Sysco Corp. $ 231,484
2,859 Target Corp. 378,274
1,729 Tyson Foods, Inc., Class A 111,521
3,826 Walgreens Boots Alliance, Inc. 34,511
26,565 Walmart, Inc. 2,457,263
17,826,896
Energy – 3.5%
2,249 APA Corp. 50,940
5,998 Baker Hughes Co. 263,612
10,449 Chevron Corp. 1,692,007
8,013 ConocoPhillips 868,128
4,548 Coterra Energy, Inc. 121,523
3,882 Devon Energy Corp. 147,322
1,154 Diamondback Energy, Inc. 204,939
3,420 EOG Resources, Inc. 455,749
3,772 EQT Corp. 171,400
27,270 Exxon Mobil Corp. 3,216,769
5,411 Halliburton Co. 172,394
1,641 Hess Corp. 241,522
12,055 Kinder Morgan, Inc. 340,795
2,057 Marathon Petroleum Corp. 321,201
4,233 Occidental Petroleum Corp. 214,105
3,626 ONEOK, Inc. 411,914
2,564 Phillips 66 343,525
8,719 Schlumberger NV 383,113
1,398 Targa Resources Corp. 285,611
124 Texas Pacific Land Corp. 198,411
1,964 Valero Energy Corp. 273,153
7,508 Williams Cos., Inc. (The) 439,368
10,817,501
Financials – 14.0%
3,124 Aflac, Inc. 356,136
1,644 Allstate Corp. (The) 340,949
3,488 American Express Co. 1,062,724
4,155 American International Group,
Inc. 319,436
662 Ameriprise Financial, Inc. 379,968
1,335 Aon PLC, Class A 522,706
2,306 Arch Capital Group Ltd. 232,260
1,286 Arthur J Gallagher & Co. 401,541
293 Assurant, Inc. 66,540
41,923 Bank of America Corp. 1,991,762
5,383 Bank of New York Mellon Corp.
(The) 440,706
11,323 Berkshire Hathaway, Inc., Class
B* 5,469,235
925 Blackrock, Inc. 946,090
4,557 Blackstone, Inc. 870,797
1,404 Brown & Brown, Inc. 158,792
2,414 Capital One Financial Corp. 463,512
669 Cboe Global Markets, Inc. 144,404
9,418 Charles Schwab Corp. (The) 779,434
2,335 Chubb Ltd. 674,185
965 Cincinnati Financial Corp. 154,236
12,034 Citigroup, Inc. 852,850
3,057 Citizens Financial Group, Inc. 147,164
2,343 CME Group, Inc. 557,634
439 Corpay, Inc.* 167,338
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
1,559 Discover Financial Services $ 284,408
136 Erie Indemnity Co., Class A 59,916
296 Everest Group Ltd. 114,718
290 FactSet Research Systems, Inc. 142,294
2,858 Fidelity National Information
Services, Inc. 243,787
4,014 Fifth Third Bancorp 192,913
3,610 Fiserv, Inc.* 797,666
3,077 Franklin Resources, Inc. 70,033
1,628 Global Payments, Inc. 193,667
524 Globe Life, Inc. 58,290
1,831 Hartford Financial Services
Group, Inc. (The) 225,781
8,873 Huntington Bancshares, Inc. 159,803
3,862 Intercontinental Exchange, Inc. 621,628
4,656 Invesco Ltd. 84,227
392 Jack Henry & Associates, Inc. 69,063
17,482 JPMorgan Chase & Co. 4,365,605
5,991 KeyCorp 116,705
4,313 KKR & Co., Inc. 702,458
1,236 Loews Corp. 107,198
1,004 M&T Bank Corp. 220,870
245 MarketAxess Holdings, Inc. 63,379
3,001 Marsh & McLennan Cos., Inc. 699,923
5,074 Mastercard, Inc., Class A 2,704,138
3,663 MetLife, Inc. 323,186
1,067 Moody's Corp. 533,479
8,034 Morgan Stanley 1,057,355
551 MSCI, Inc. 335,906
3,029 Nasdaq, Inc. 251,377
1,644 Northern Trust Corp. 182,747
6,318 PayPal Holdings, Inc.* 548,213
2,425 PNC Financial Services Group,
Inc. (The) 520,696
1,334 Principal Financial Group, Inc. 116,178
3,570 Progressive Corp. (The) 959,902
2,196 Prudential Financial, Inc. 284,184
1,318 Raymond James Financial, Inc. 223,111
5,532 Regions Financial Corp. 150,802
2,062 S&P Global, Inc. 1,077,416
2,393 State Street Corp. 235,734
2,652 Synchrony Financial 179,063
1,640 T. Rowe Price Group, Inc. 203,098
1,403 Travelers Cos., Inc. (The) 373,254
8,152 Truist Financial Corp. 388,687
9,559 US Bancorp 509,399
10,277 Visa, Inc., Class A 3,238,077
1,748 W R Berkley Corp. 112,833
20,934 Wells Fargo & Co. 1,594,543
592 Willis Towers Watson PLC 190,624
43,388,733
Health Care – 10.6%
10,650 Abbott Laboratories 1,264,901
10,854 AbbVie, Inc. 1,985,522
1,749 Agilent Technologies, Inc. 241,310
430 Align Technology, Inc.* 100,091
3,318 Amgen, Inc. 938,563
3,228 Baxter International, Inc. 108,816
1,799 Becton Dickinson & Co. 399,198

Goldman Sachs S&P 500 Core Premium Income ETF
Schedule of Investments
(continued)
November, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
899 Biogen, Inc.* $ 144,406
900 Bio-Techne Corp. 67,824
9,052 Boston Scientific Corp.* 820,654
12,424 Bristol-Myers Squibb Co. 735,749
1,338 Cardinal Health, Inc. 163,557
1,159 Catalent, Inc.* 70,826
1,022 Cencora, Inc. 257,084
3,243 Centene Corp.* 194,580
302 Charles River Laboratories
International, Inc.* 60,116
1,738 Cigna Group (The) 587,096
1,244 Cooper Cos., Inc. (The)* 129,948
7,783 CVS Health Corp. 465,813
3,918 Danaher Corp. 939,105
300 DaVita, Inc.* 49,851
2,457 Dexcom, Inc.* 191,621
3,676 Edwards Lifesciences Corp.* 262,283
1,406 Elevance Health, Inc. 572,186
4,861 Eli Lilly & Co. 3,866,196
2,777 GE HealthCare Technologies,
Inc. 231,102
7,601 Gilead Sciences, Inc. 703,701
1,180 HCA Healthcare, Inc. 386,120
729 Henry Schein, Inc.* 56,169
1,384 Hologic, Inc.* 110,028
706 Humana, Inc. 209,244
501 IDEXX Laboratories, Inc.* 211,297
950 Incyte Corp.* 70,861
443 Insulet Corp.* 118,184
2,174 Intuitive Surgical, Inc.* 1,178,308
1,077 IQVIA Holdings, Inc.* 216,305
14,687 Johnson & Johnson 2,276,632
520 Labcorp Holdings, Inc. 125,403
767 McKesson Corp. 482,059
7,931 Medtronic PLC 686,349
15,518 Merck & Co., Inc. 1,577,250
127 Mettler-Toledo International,
Inc.* 158,902
2,114 Moderna, Inc.* 91,029
356 Molina Healthcare, Inc.* 106,052
34,799 Pfizer, Inc. 912,082
698 Quest Diagnostics, Inc. 113,537
638 Regeneron Pharmaceuticals,
Inc.* 478,640
892 ResMed, Inc. 222,126
757 Revvity, Inc. 87,918
800 Solventum Corp.* 57,208
605 STERIS PLC 132,531
2,096 Stryker Corp. 821,946
266 Teleflex, Inc. 51,298
2,366 Thermo Fisher Scientific, Inc. 1,253,105
5,634 UnitedHealth Group, Inc. 3,437,867
372 Universal Health Services, Inc.,
Class B 76,260
1,566 Vertex Pharmaceuticals, Inc.* 733,092
7,981 Viatris, Inc. 104,471
373 Waters Corp.* 143,501
449 West Pharmaceutical Services,
Inc. 146,230
1,250 Zimmer Biomet Holdings, Inc. 140,125
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
2,753 Zoetis, Inc. $ 482,463
33,006,691
Industrials – 8.7%
3,374 3M Co. 450,530
515 A O Smith Corp. 38,362
545 Allegion PLC 76,758
607 Amentum Holdings, Inc.* 14,780
1,386 AMETEK, Inc. 269,411
2,448 Automatic Data Processing, Inc. 751,365
454 Axon Enterprise, Inc.* 293,720
4,492 Boeing Co. (The)* 698,237
695 Broadridge Financial Solutions,
Inc. 164,034
734 Builders FirstSource, Inc.* 136,869
654 C.H. Robinson Worldwide, Inc. 69,049
5,201 Carrier Global Corp. 402,401
3,024 Caterpillar, Inc. 1,228,077
2,071 Cintas Corp. 467,611
5,238 Copart, Inc.* 332,037
11,978 CSX Corp. 437,796
830 Cummins, Inc. 311,283
962 Dayforce, Inc.* 76,950
1,609 Deere & Co. 749,633
3,993 Delta Air Lines, Inc. 254,833
826 Dover Corp. 170,073
2,483 Eaton Corp. PLC 932,168
3,526 Emerson Electric Co. 467,548
763 Equifax, Inc. 199,570
775 Expeditors International of
Washington, Inc. 94,271
3,408 Fastenal Co. 284,772
1,387 FedEx Corp. 419,803
2,132 Fortive Corp. 169,132
1,700 GE Vernova, Inc.* 568,004
359 Generac Holdings, Inc.* 67,564
1,519 General Dynamics Corp. 431,411
6,679 General Electric Co. 1,216,647
3,993 Honeywell International, Inc. 930,090
2,503 Howmet Aerospace, Inc. 296,305
346 Hubbell, Inc. 159,191
206 Huntington Ingalls Industries,
Inc. 40,772
451 IDEX Corp. 104,014
1,622 Illinois Tool Works, Inc. 450,137
2,468 Ingersoll Rand, Inc. 257,092
466 J.B. Hunt Transport Services, Inc. 88,125
759 Jacobs Solutions, Inc. 107,194
4,124 Johnson Controls International
PLC 345,839
1,161 L3Harris Technologies, Inc. 285,896
825 Leidos Holdings, Inc. 136,455
1,280 Lockheed Martin Corp. 677,645
1,389 Masco Corp. 111,898
298 Nordson Corp. 77,775
1,388 Norfolk Southern Corp. 382,880
820 Northrop Grumman Corp. 401,513
1,137 Old Dominion Freight Line, Inc. 255,984
2,505 Otis Worldwide Corp. 257,965
3,229 PACCAR, Inc. 377,793

Goldman Sachs S&P 500 Core Premium Income ETF
Schedule of Investments
(continued)
November, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
790 Parker-Hannifin Corp. $ 555,291
1,853 Paychex, Inc. 271,038
275 Paycom Software, Inc. 63,778
1,022 Pentair PLC 111,388
890 Quanta Services, Inc. 306,623
1,232 Republic Services, Inc. 268,946
689 Rockwell Automation, Inc. 203,351
1,555 Rollins, Inc. 78,263
8,170 RTX Corp. 995,351
308 Snap-on, Inc. 113,865
3,859 Southwest Airlines Co. 124,877
972 Stanley Black & Decker, Inc. 86,945
1,118 Textron, Inc. 95,734
1,383 Trane Technologies PLC 575,632
355 TransDigm Group, Inc. 444,804
12,897 Uber Technologies, Inc.* 928,068
3,741 Union Pacific Corp. 915,273
2,095 United Airlines Holdings, Inc.* 202,859
4,476 United Parcel Service, Inc.,
Class B 607,483
426 United Rentals, Inc. 368,916
1,481 Veralto Corp. 160,229
880 Verisk Analytics, Inc. 258,905
266 W.W. Grainger, Inc. 320,620
2,266 Waste Management, Inc. 517,147
1,082 Westinghouse Air Brake
Technologies Corp. 217,071
1,448 Xylem, Inc. 183,534
26,965,253
Information Technology – 31.4%
3,794 Accenture PLC, Class A (Ireland) 1,374,832
2,711 Adobe, Inc.* 1,398,686
9,927 Advanced Micro Devices, Inc.* 1,361,736
901 Akamai Technologies, Inc.* 84,712
7,468 Amphenol Corp., Class A 542,550
3,041 Analog Devices, Inc. 663,090
552 ANSYS, Inc.* 193,807
93,159 Apple, Inc. 22,109,425
5,060 Applied Materials, Inc. 884,033
1,594 Arista Networks, Inc.* 646,877
1,294 Autodesk, Inc.* 377,719
28,559 Broadcom, Inc. 4,628,843
1,689 Cadence Design Systems, Inc.* 518,202
828 CDW Corp. 145,670
24,746 Cisco Systems, Inc. 1,465,211
2,956 Cognizant Technology Solutions
Corp., Class A 237,928
4,764 Corning, Inc. 231,864
1,411 Crowdstrike Holdings, Inc.,
Class A* 488,164
1,786 Dell Technologies, Inc., Class C 227,876
818 Enphase Energy, Inc.* 58,364
320 EPAM Systems, Inc.* 78,054
340 F5, Inc.* 85,119
142 Fair Isaac Corp.* 337,254
643 First Solar, Inc.* 128,131
3,850 Fortinet, Inc.* 365,943
471 Gartner, Inc.* 243,945
3,377 Gen Digital, Inc. 104,180
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
905 GoDaddy, Inc., Class A* $ 178,801
8,057 Hewlett Packard Enterprise Co. 170,970
5,782 HP, Inc. 204,856
26,249 Intel Corp. 631,288
5,674 International Business Machines
Corp. 1,290,324
1,723 Intuit, Inc. 1,105,701
705 Jabil, Inc. 95,760
1,887 Juniper Networks, Inc. 67,781
1,071 Keysight Technologies, Inc.* 182,970
822 KLA Corp. 531,859
7,955 Lam Research Corp. 587,715
3,272 Microchip Technology, Inc. 223,052
6,819 Micron Technology, Inc. 667,921
45,564 Microsoft Corp. 19,294,531
298 Monolithic Power Systems, Inc. 169,157
1,062 Motorola Solutions, Inc. 530,681
1,240 NetApp, Inc. 152,074
150,763 NVIDIA Corp. 20,842,985
1,555 NXP Semiconductors NV
(China) 356,670
2,610 ON Semiconductor Corp.* 185,623
9,882 Oracle Corp. 1,826,589
12,362 Palantir Technologies, Inc., Class
A* 829,243
1,975 Palo Alto Networks, Inc.* 765,944
718 PTC, Inc.* 143,643
510 Qorvo, Inc.* 35,215
6,848 QUALCOMM, Inc. 1,085,613
649 Roper Technologies, Inc. 367,620
5,944 Salesforce, Inc. 1,961,461
1,301 Seagate Technology Holdings
PLC 131,830
1,252 ServiceNow, Inc.* 1,313,899
949 Skyworks Solutions, Inc. 83,123
3,099 Super Micro Computer, Inc.* 101,151
944 Synopsys, Inc.* 527,215
1,853 TE Connectivity PLC
(Switzerland) 280,025
295 Teledyne Technologies, Inc.* 143,152
968 Teradyne, Inc. 106,480
5,588 Texas Instruments, Inc. 1,123,356
1,527 Trimble, Inc.* 111,425
246 Tyler Technologies, Inc.* 154,776
527 VeriSign, Inc.* 98,644
2,085 Western Digital Corp.* 152,184
352 Zebra Technologies Corp., Class
A* 143,264
97,938,786
Materials – 2.1%
1,354 Air Products and Chemicals, Inc. 452,683
731 Albemarle Corp. 78,729
8,871 Amcor PLC 94,387
460 Avery Dennison Corp. 94,737
1,895 Ball Corp. 117,793
726 Celanese Corp. 53,150
1,095 CF Industries Holdings, Inc. 98,178
4,235 Corteva, Inc. 263,586
4,285 Dow, Inc. 189,440

Goldman Sachs S&P 500 Core Premium Income ETF
Schedule of Investments
(continued)
November, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Materials – (continued)
2,556 DuPont de Nemours, Inc. $ 213,656
723 Eastman Chemical Co. 75,713
1,525 Ecolab, Inc. 379,374
706 FMC Corp. 41,718
8,898 Freeport-McMoRan, Inc. 393,292
1,566 International Flavors &
Fragrances, Inc. 143,070
2,208 International Paper Co. 129,897
2,937 Linde PLC 1,353,928
1,601 LyondellBasell Industries NV,
Class A 133,427
384 Martin Marietta Materials, Inc. 230,400
1,895 Mosaic Co. (The) 50,142
7,111 Newmont Corp. 298,235
1,462 Nucor Corp. 226,157
545 Packaging Corp. of America 135,623
1,368 PPG Industries, Inc. 170,138
1,430 Sherwin-Williams Co. (The) 568,282
3,178 Smurfit WestRock PLC 174,854
898 Steel Dynamics, Inc. 130,452
796 Vulcan Materials Co. 229,351
6,520,392
Real Estate – 2.3%
992 Alexandria Real Estate Equities,
Inc. REIT 109,348
2,973 American Tower Corp. REIT 621,357
841 AvalonBay Communities, Inc.
REIT 197,929
975 BXP, Inc. REIT 79,940
647 Camden Property Trust REIT 81,393
1,874 CBRE Group, Inc., Class A* 262,341
2,462 CoStar Group, Inc.* 200,259
2,710 Crown Castle, Inc. REIT 287,937
1,896 Digital Realty Trust, Inc. REIT 371,028
590 Equinix, Inc. REIT 579,073
2,013 Equity Residential REIT 154,317
415 Essex Property Trust, Inc. REIT 128,841
1,284 Extra Space Storage, Inc. REIT 219,513
407 Federal Realty Investment Trust
REIT 47,477
4,426 Healthpeak Properties, Inc. REIT 97,328
3,956 Host Hotels & Resorts, Inc.
REIT 72,870
3,448 Invitation Homes, Inc. REIT 118,094
1,896 Iron Mountain, Inc. REIT 234,478
4,303 Kimco Realty Corp. REIT 110,028
709 Mid-America Apartment
Communities, Inc. REIT 116,389
5,702 Prologis, Inc. REIT 665,880
954 Public Storage REIT 332,040
5,305 Realty Income Corp. REIT 307,106
803 Regency Centers Corp. REIT 60,699
680 SBA Communications Corp.
REIT 153,850
1,964 Simon Property Group, Inc.
REIT 360,590
1,768 UDR, Inc. REIT 81,080
2,587 Ventas, Inc. REIT 165,749
6,451 VICI Properties, Inc. REIT 210,367
Shares Description Value
aa
Common Stocks – (continued)
Real Estate – (continued)
3,493 Welltower, Inc. REIT $ 482,663
4,189 Weyerhaeuser Co. REIT 135,137
7,045,101
Utilities – 2.5%
5,064 AES Corp. (The) 66,035
1,485 Alliant Energy Corp. 93,852
1,571 Ameren Corp. 148,287
3,295 American Electric Power Co.,
Inc. 329,039
1,162 American Water Works Co., Inc. 159,124
845 Atmos Energy Corp. 127,865
4,272 CenterPoint Energy, Inc. 139,353
1,881 CMS Energy Corp. 131,125
2,087 Consolidated Edison, Inc. 209,931
1,912 Constellation Energy Corp. 490,543
5,162 Dominion Energy, Inc. 303,268
1,260 DTE Energy Co. 158,483
4,788 Duke Energy Corp. 560,435
2,343 Edison International 205,598
1,350 Entergy Corp. 210,829
1,469 Evergy, Inc. 94,941
2,234 Eversource Energy 144,071
6,243 Exelon Corp. 246,973
3,080 FirstEnergy Corp. 131,054
12,650 NextEra Energy, Inc. 995,176
2,951 NiSource, Inc. 112,404
1,339 NRG Energy, Inc. 136,056
13,472 PG&E Corp. 291,399
672 Pinnacle West Capital Corp. 62,966
4,458 PPL Corp. 155,718
3,073 Public Service Enterprise Group,
Inc. 289,784
3,893 Sempra 364,657
6,713 Southern Co. (The) 598,330
2,123 Vistra Corp. 339,340
1,882 WEC Energy Group, Inc. 190,176
3,358 Xcel Energy, Inc. 243,656
7,730,468
TOTAL COMMON STOCKS
(Cost $275,921,516)
312,719,783
a
Exchange-Traded Fund – 0.1%
306 iShares Core S&P 500 ETF
(Cost $155,856)
185,151

Goldman Sachs S&P 500 Core Premium Income ETF
Schedule of Investments
(continued)
November, 2024 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Dividend Rate Value
aa
Investment Company – 0.2%
(a)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
740,093 4.511% $ 740,093
(Cost $740,093)
TOTAL INVESTMENTS – 100.9%
(Cost $276,817,465)
$ 313,645,027
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.9)%
(2,756,421)
NET ASSETS – 100.0%
$ 310,888,606
  a
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
WRITTEN OPTIONS CONTRACTS
— At November 30, 2024, the Fund had the following written option contracts:
OVER-THE-COUNTER OPTIONS ON EQUITIES
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by
the Fund
Unrealized
Appreciation/
(Depreciation)
Written Option Contracts:
Calls
SPDR S&P 500
ETF Trust
Morgan
Stanley and
Co. $ 600.00 12/30/2024 (660) $ (39,600) $ (560,940) $ (442,695) $ (118,245)
SPDR S&P 500
ETF Trust
Morgan
Stanley and
Co. 597.00 12/23/2024 (735) (43,880) (693,600) (490,061) (203,539)
SPDR S&P 500
ETF Trust
Morgan
Stanley and
Co. 587.00 12/16/2024 (475) (27,883) (849,844) (429,756) (420,088)
SPDR S&P 500
ETF Trust
Morgan
Stanley and
Co. 601.00 12/09/2024 (385) (23,139) (170,943) (294,044) 123,101
Total written option contracts (2,255) $ (134,502) $ (2,275,327) $ (1,656,556) $ (618,771)

Goldman Sachs Core Premium Income ETFs
Schedule of Investments
November 30, 2024 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation
Procedures.
A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Goldman Sachs Core Premium Income ETFs
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchangetraded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to marketclearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.
Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.
Money Market Funds — Investments in the Goldman Sachs Financial Square Treasury Obligations Fund (“Underlying Money
Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Core Premium Income ETFs
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of November 30, 2024:
For further information regarding security characteristics, see the Schedules of Investments.
D. Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon
(“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining
(a)
Nasdaq-100 Core Premium Income ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 3,667,888 $ — $ —
Europe 1,464,356 — —
North America 303,834,820 — —
South America 1,975,244 — —
Exchange-Traded Fund 909,063 — —
Investment Company 456,887 — —
Total
$ 312,308,258 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Written Options Contracts $ — $ (2,437,030) $ —
€ 1.00 € 1.00 € 1.00
(a)
S&P 500 Core Premium Income ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 356,670 $ — $ —
Europe 1,654,857 — —
North America 310,708,256 — —
Exchange-Traded Fund 185,151 — —
Investment Company 740,093 — —
Total
$ 313,645,027 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Written Options Contracts $ — $ (2,275,327) $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Core Premium Income ETFs
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square
Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money
Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by
GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the
Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.
Large Shareholder Transactions Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NASDAQ and may, therefore, have a material upward or downward effect on the market price of the Shares.
Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Core Premium Income ETFs
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Non-Diversification Risk — The Nasdaq-100 Core Premium Income ETF is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Option Writing Risk — Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a sharp rising or falling market, the Fund could significantly underperform the market or other portfolios without an option writing strategy. The Fund could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Fund’s
NAV. Furthermore, the premium received from the Fund’s option writing strategies may not fully protect it against market movements because the Fund will continue to bear the risk of movements in the value of its portfolio investments.
Tracking Error/Index Risk — Tracking error is the divergence of the Fund’s performance (without regard to the options overwrite strategy) from that of the benchmark. The performance of the Fund’s equity investments may diverge from that of the benchmark for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the benchmark or the need to meet new or existing regulatory requirements. Unlike the Fund, the returns of the benchmark are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund will be negatively affected by general declines in the securities and asset classes represented in the benchmark. In addition, unless a specific security is removed from the benchmark, the Fund generally would not sell a security because the security’s issuer was in financial trouble.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)